Share-Based Compensation - Summary of Dear Foods Options Outstanding and Exercisable (Detail) (Dean Foods' Investment [Member], USD $)	12 Months Ended
Dec. 31, 2012
7.44 to 10.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 7.44
Exercise price range, Upper limit	$ 10.35
Number Outstanding, Options Outstanding	1,107,200
Weighted-Average Remaining Contractual Life, Options Outstanding	8 years 15 days
Weighted-Average Exercise Price, Options Outstanding	$ 10.32
Number Exercisable, Options Exercisable	407,803
Weighted-Average Exercise Price, Options Exercisable	$ 10.30
10.63 to 13.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 10.63
Exercise price range, Upper limit	$ 13.70
Number Outstanding, Options Outstanding	1,369,015
Weighted-Average Remaining Contractual Life, Options Outstanding	9 years 1 month 2 days
Weighted-Average Exercise Price, Options Outstanding	$ 12.07
Number Exercisable, Options Exercisable	7,298
Weighted-Average Exercise Price, Options Exercisable	$ 12.11
14.25 to 14.56 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 14.25
Exercise price range, Upper limit	$ 14.56
Number Outstanding, Options Outstanding	435,416
Weighted-Average Remaining Contractual Life, Options Outstanding	6 years 11 months 19 days
Weighted-Average Exercise Price, Options Outstanding	$ 14.55
Number Exercisable, Options Exercisable	289,817
Weighted-Average Exercise Price, Options Exercisable	$ 14.55
15.99 to 18.31 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 15.99
Exercise price range, Upper limit	$ 18.31
Number Outstanding, Options Outstanding	757,998
Weighted-Average Remaining Contractual Life, Options Outstanding	1 year 7 months 28 days
Weighted-Average Exercise Price, Options Outstanding	$ 18.05
Number Exercisable, Options Exercisable	757,328
Weighted-Average Exercise Price, Options Exercisable	$ 18.05
18.84 to 19.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 18.84
Exercise price range, Upper limit	$ 19.98
Number Outstanding, Options Outstanding	53,173
Weighted-Average Remaining Contractual Life, Options Outstanding	2 years 10 months 28 days
Weighted-Average Exercise Price, Options Outstanding	$ 19.55
Number Exercisable, Options Exercisable	53,173
Weighted-Average Exercise Price, Options Exercisable	$ 19.55
20.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 20.07
Number Outstanding, Options Outstanding	868,270
Weighted-Average Remaining Contractual Life, Options Outstanding	6 years 1 month 13 days
Weighted-Average Exercise Price, Options Outstanding	$ 20.07
Number Exercisable, Options Exercisable	868,270
Weighted-Average Exercise Price, Options Exercisable	$ 20.07
20.19 to 25.37 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 20.19
Exercise price range, Upper limit	$ 25.37
Number Outstanding, Options Outstanding	927,204
Weighted-Average Remaining Contractual Life, Options Outstanding	4 years 10 months 17 days
Weighted-Average Exercise Price, Options Outstanding	$ 24.92
Number Exercisable, Options Exercisable	927,204
Weighted-Average Exercise Price, Options Exercisable	$ 24.92
25.39 to 25.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 25.39
Exercise price range, Upper limit	$ 25.69
Number Outstanding, Options Outstanding	694,240
Weighted-Average Remaining Contractual Life, Options Outstanding	3 years 18 days
Weighted-Average Exercise Price, Options Outstanding	$ 25.64
Number Exercisable, Options Exercisable	694,240
Weighted-Average Exercise Price, Options Exercisable	$ 25.64
25.81 to 30.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 25.81
Exercise price range, Upper limit	$ 30.12
Number Outstanding, Options Outstanding	554,963
Weighted-Average Remaining Contractual Life, Options Outstanding	4 years 1 month 13 days
Weighted-Average Exercise Price, Options Outstanding	$ 29.90
Number Exercisable, Options Exercisable	554,963
Weighted-Average Exercise Price, Options Exercisable	$ 29.90
30.64 to 31.74 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 30.64
Exercise price range, Upper limit	$ 31.74
Number Outstanding, Options Outstanding	77,771
Weighted-Average Remaining Contractual Life, Options Outstanding	4 years 2 months 5 days
Weighted-Average Exercise Price, Options Outstanding	$ 30.69
Number Exercisable, Options Exercisable	77,771
Weighted-Average Exercise Price, Options Exercisable	$ 30.69